Offerings	Jul. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, Euro 0.12 par value
Amount Registered | shares	9,562,500
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 191,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,280.38
Offering Note	(a) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Pharvaris N.V.'s Registration Statement on Form F-3 (No. 333-278650), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) Includes 1,312,500 ordinary shares that the underwriters have an option to purchase and 500,000 ordinary shares that are issuable upon the exercise of the pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase ordinary shares
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531.00
Offering Note	(a) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Pharvaris N.V.'s Registration Statement on Form F-3 (No. 333-278650), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) Represents the sum of the offering price of $19.99 per pre-funded warrant and the exercise price of $0.01 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the ordinary shares underlying the pre-funded warrants.